Schedule of prepayment deposit and other receivables (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Payables and Accruals [Abstract]
Accrued salary	$ 585	$ 4,561	$ 4,650
Income tax payable	2	17
Other payables	317	2,471	1,149
Total	$ 904	$ 7,049	$ 5,799